Commitments and Contingencies	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Commitments and Contingencies

NOTE 12—COMMITMENTS AND CONTINGENCIES

Commitments

The Company has no off balance sheet commitments as of May 4, 2013.

Contingencies

The Company is involved from time to time in various legal claims, actions and complaints arising in connection with its business. The outcome of matters in which the Company is involved cannot be determined at this time and the results cannot be predicted with certainty and could result in unexpected expenses and liability and could also materially adversely affect the Company’s operations.

The Company reviews the need for any loss contingency reserves and establishes reserves when, in the opinion of management, it is probable that a matter would result in liability, and the amount of loss, if any, can be reasonably estimated. Generally, in view of the inherent difficulty of predicting the outcome of those matters, particularly in cases in which claimants seek substantial or indeterminate damages, it is not possible to determine whether a liability has been incurred or to reasonably estimate the ultimate or minimum amount of that liability until the case is close to resolution, in which case no reserve is established until that time.

NOTE 15—COMMITMENTS AND CONTINGENCIES

Leases

The Company leases certain property consisting of retail and outlet stores, corporate offices, distribution centers and equipment. Leases expire at various dates through 2027. The stores, distribution centers and corporate office leases generally provide that the Company assumes the maintenance and all or a portion of the property tax obligations on the leased property. Most store leases also provide for minimum annual rentals, with provisions for additional rent based on a percentage of sales and for payment of certain expenses.

The aggregate future minimum rental payments under leases in effect as of February 2, 2013, are as follows (in thousands):

	Capital Leases	Operating Leases	Total
2013	$3,070	$62,343	$65,413
2014	1,414	55,137	56,551
2015	184	47,919	48,103
2016	42	43,497	43,539
2017	—	39,545	39,545
Thereafter	—	224,395	224,395

Minimum lease commitments	4,710	$472,836	$477,546

Less—amount representing interest	(183)

Present value of capital lease obligations	4,527
Less—current capital lease obligations	(2,925)

Long-term capital lease obligations	$1,602

The current and long-term capital lease obligations are included in other current liabilities and other long-term obligations, respectively, on the consolidated balance sheets.

Lease payments that depend on factors that are not measurable at the inception of the lease, such as future sales volume, are contingent rentals and are excluded from minimum lease payments and included in the determination of total rental expense when it is probable that the expense has been incurred and the amount is reasonably estimable. Future payments for insurance, real estate taxes and repair and maintenance to which the Company is obligated are excluded from minimum lease payments. Minimum and contingent rental expense under operating leases is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Operating leases
Minimum rental expense	$52,750	$51,665	$48,801
Contingent rental expense	3,318	1,456	900

Total operating leases	$56,068	$53,121	$49,701

Commitments

The Company had no off balance sheet commitments as of February 2, 2013.

Contingencies

The Company is involved from time to time in various legal claims, actions and complaints arising in connection with its business. The outcome of matters the Company is involved in cannot be determined at this time and the results cannot be predicted with certainty and could result in unexpected expenses and liability and could also materially adversely affect the Company’s operations.

The Company reviews the need for any loss contingency reserves and establishes reserves when, in the opinion of management, it is probable that a matter would result in liability, and the amount of loss, if any, can be reasonably estimated. Generally, in view of the inherent difficulty of predicting the outcome of those matters, particularly in cases in which claimants seek substantial or indeterminate damages, it is not possible to determine whether a liability has been incurred or to reasonably estimate the ultimate or minimum amount of that liability until the case is close to resolution, in which case no reserve is established until that time.